Note 14 - Segment Information	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
1
4
. Segment Information for Continuing Operations

The Company manages its business on the basis of
three
reportable segments — the primary segment is the packaging and sale of fruits and vegetables, secondarily, the packaging and sale of prepared food products, third, the sale of snack products and finally, other products. The Company markets its product almost entirely in the United States. Export sales represented
7.5%
and
7.4%,
of total sales in
2019
and
2018,
respectively. In
2019
and
2018,
the sale of Green Giant vegetables accounted for
6%
and
11%
of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2019:
Net sales	$1,091,997	$79,593	$9,684	$18,307	$1,199,581
Operating loss	(34,145)	(2,736)	(8)	(1,190)	(38,079)
Identifiable assets	788,860	55,378	2,056	1,347	847,641
Capital expenditures	33,794	1,427	54	2,354	37,629
Depreciation and amortization	24,785	3,980	249	919	29,933

2018:
Net sales	$1,042,808	$92,826	$10,110	$17,150	$1,162,894
Operating income	8,860	2,869	558	2,544	14,831
Identifiable assets	841,805	53,132	1,915	2,025	898,877
Capital expenditures	32,171	926	-	535	33,632
Depreciation and amortization	23,883	4,330	336	903	29,452

Classes of similar products/services:	2019	2018
	(In thousands)
Net Sales:
Green Giant *	$71,161	$124,811
Canned vegetables	815,780	721,121
Frozen	113,115	105,857
Fruit	91,941	91,019
Prepared foods	79,593	92,826
Snack	9,684	10,110
Other	18,307	17,150
Total	$1,199,581	$1,162,894

* Green Giant includes canned and frozen vegetables exclusively for B&G Foods.